Loan Payables (Tables)	12 Months Ended
Sep. 30, 2025
Loan Payables [Abstract]
Schedule of Short-Term Bank Loans

Outstanding balances on short-term bank loans consisted of the following:

Institution name	Maturity	Interest rate	Collateral/ earnings	September 30, 2025	September 30, 2024
China Construction Bank	December, 2025	4.15%/4.30%	Xuezheng Chen	$195,112	$198,219